INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The partnership’s intangible assets are presented on a cost basis, net of accumulated amortization and accumulated impairment losses in the consolidated balance sheets. These intangible assets primarily represent the trademark assets related to Center Parcs UK.

The trademark assets of Center Parcs UK had a carrying amount of $964 million as of December 31, 2021 (December 31, 2020 - $982 million). They have been determined to have an indefinite useful life as the partnership has the legal right to operate these trademarks exclusively in certain territories and in perpetuity. The business model of Center Parcs UK is not subject to technological obsolescence or commercial innovations in any material way. Refer to Note 9, Goodwill for detail on the Center Parcs impairment analysis.

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Other	4 to 7

Intangible assets with indefinite useful lives and intangible assets not yet available for use, are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired. Intangible assets with finite useful lives are amortized over their respective useful lives as listed above. Amortization is recorded as part of depreciation and amortization of non-real estate assets expense.

For the twelve months ended December 31, 2020, the partnership recognized an impairment of its intangible assets related to Atlantis of $18 million, prior to deconsolidation. The impairment was recorded as a charge through the income statement during the first and second quarters of 2020. Refer to Note 8, Property, Plant And Equipment for more detail on the Atlantis impairment analysis.

The following table presents the components of the partnership’s intangible assets as of December 31, 2021 and December 31, 2020:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Cost	$1,012	$1,016
Accumulated amortization	(48)	(34)
Balance, end of year	$964	$982

The following table presents a roll forward of the partnership’s intangible assets December 31, 2021 and December 31, 2020:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Balance, beginning of year	$982	$1,162
Acquisitions	6	6
Amortization	(14)	(12)
Impairment losses	—	(18)
Foreign currency translation	(10)	30
Impact of deconsolidation due to loss of control and other(1)	—	(186)
Balance, end of year	$964	$982
(1)The prior year includes the impact of deconsolidation of Atlantis. See Note 8, Property, Plant And Equipment.